STOCK BASED COMPENSATION (Details 2) - Stock Compensation Plan [Member]	12 Months Ended
Dec. 31, 2017
Average expected life in years	5 years
Average risk-free interest rate	2.20%
Average volatility	253.00%
Dividend yield	0.00%